EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
Summary of earnings per share

	12/31/2024	12/31/2023	12/31/2022
Income attributable to shareholders of the group	104,493,377	112,400,519	(34,090,702)
Weighted average of oustanding ordinary shares (thousands)	439,664	442,727	454,274
Income per share	237.67	253.88	(75.04)